Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 2,496	¥ 16,641	¥ 18,723	$ 4,853	¥ 32,363	¥ 32,274
Net income for basic and diluted net income per share	$ 2,496	¥ 16,641	¥ 18,723	$ 4,853	¥ 32,363	¥ 32,274
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share | shares	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248
Earnings per share
Basic | (per share)	$ 0.03	¥ 0.22	¥ 0.25	$ 0.07	¥ 0.44	¥ 0.44
Diluted | (per share)	$ 0.03	¥ 0.22	¥ 0.25	$ 0.07	¥ 0.44	¥ 0.44
Excess cash dividend | ¥		¥ 0	¥ 0		¥ 0	¥ 0
Convertible notes
Earnings per share
Interest rate	7.00%	7.00%		7.00%	7.00%
Earnings allocated to participating convertible notes | ¥		¥ 0	¥ 0		¥ 0	¥ 0
Anti-dilutive ordinary shares | shares	40,521,494	40,521,494	40,521,494	40,521,494	40,521,494	40,521,494